Schedule of aging analysis of accounts receivables (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024		Mar. 31, 2023
Financing Receivable, Past Due [Line Items]
Gross	$ 29,008		$ 26,939
Allowance for doubtful accounts	(4,333)		(2,745)
Net	24,675		24,194
Not past due
Financing Receivable, Past Due [Line Items]
Gross	15,998		10,276
Allowance for doubtful accounts	(434)		(161)
Net	15,564		10,115
Past due by 1 to 30 days
Financing Receivable, Past Due [Line Items]
Gross	4,710		6,081
Allowance for doubtful accounts	(463)		(104)
Net	4,247		5,977
Past due by 31 to 60 days
Financing Receivable, Past Due [Line Items]
Gross	1,840		2,238
Allowance for doubtful accounts	(350)		(91)
Net	1,490		2,147
Past due by 61 to 90 days
Financing Receivable, Past Due [Line Items]
Gross	1,568		1,895
Allowance for doubtful accounts	(471)		(140)
Net	1,097		1,755
Past due by 91 to 120 days
Financing Receivable, Past Due [Line Items]
Gross	723	[1]	2,561
Allowance for doubtful accounts	(628)	[1]	(136)
Net	95	[1]	2,425
Past due by more than 120 days
Financing Receivable, Past Due [Line Items]
Gross	4,169	[1]	3,888
Allowance for doubtful accounts	(1,987)	[1]	(2,113)
Net	$ 2,182	[1]	$ 1,775

[1]	Relates to share transfer taxes paid by the Company on behalf of Main Street. Refer to note 21 for information regarding the change in ownership of the Company and delisting.